Non-Current Assets by Region	12 Months Ended
Dec. 31, 2018
Non-Current Assets by Region
Non-Current Assets by Region

(D.6) Non-Current Assets by Region

The table below shows non-current assets excluding financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts.

Non-Current Assets by Region

€ millions	2018	2017
Germany	4,184	3,714
Rest of EMEA	4,742	4,338
EMEA	8,926	8,052
United States	22,123	19,300
Rest of Americas	258	201
Americas	22,380	19,500
APJ	922	723
SAP Group	32,228	28,276

For a breakdown of our employee headcount by region, see Note (B.1), and for a breakdown of revenue by region, see Note (A.1).